1933 Act Registration No. 33-48613        1940 Act File No. 811-6705
===========================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 FORM N-1A
                           REGISTRATION STATEMENT
                      UNDER THE SECURITIES ACT OF 1933         ( )
                        Pre-Effective Amendment No.            ( )
                      Post-Effective Amendment No. 7           (X)
                                    and/or
                           REGISTRATION STATEMENT
                  UNDER THE INVESTMENT COMPANY ACT OF 1940     ( )
                              Amendment No.                    ( )
                                  __________
              G R A D I S O N - M C D O N A L D   M U N I C I P A L
                          C U S T O D I A N  T R U S T
        (Exact Name of Registrant as Specified in Declaration of Trust)
                    580 Walnut Street, Cincinnati, Ohio  45202
              (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (513) 579-5700
                                             Copy to:
Richard M. Wachterman                        Bradley J. Turner
Gradison-McDonald Municipal                  Gradison-McDonald Municipal
Custodian Trust                              Custodian Trust
580 Walnut Street                            580 Walnut Street
Cincinnati, Ohio  45202                      Cincinnati, Ohio  45202
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
                    X immediately upon filing pursuant to paragraph (b) of Rule 485.
                        on _______________ pursuant to paragraph (b) of
                        Rule 485.
                  _____ 60 days after filing pursuant to paragraph (a)
                        of Rule 485.
                  _____ on ________ l995 pursuant to paragraph (a) of Rule
                        485
                            __________
Registrant has heretofore registered an indefinite number of shares of beneficial interest, without par value, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's Rule 24f-2 Notice was filed on August 23, 1995.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati and State of Ohio on the 6th day of February 1996.

Registrant hereby certifies that this Amendment to Registration Statement meets all of the requirements for effectiveness pursuant to paragraph (b) of Rule 485.

GRADISON-MCDONALD MUNICIPAL CUSTODIAN TRUST
(Registrant)

By */S/ DONALD E. WESTON
    Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                Title                       Date

*DONALD E. WESTON       Chairman of the Board   February 5, l996
                        (Principal Executive
                         Officer and Trustee)

*DANIEL J. CASTELLINI   Trustee                        "

*THEODORE EMMERICH      Trustee                        "

*RICHARD RANKIN         Trustee                        "

*JEROME SCHNEE          Trustee                        "

*BRADLEY E. TURNER      President                      "

*PATRICIA J. JAMIESON   Treasurer
                        (Principal Financial and
                         Accounting Officer            "

*By  /S/ Richard M. Wachterman
         Richard M. Wachterman
         Attorney-in-Fact

            CALCULATION OF REGISTRATION FEE


A. Title and amount of securities being registered (number of shares or other units):

      555,084 shares beneficial interest  (See Note Below)


B. Proposed aggregate offering price to the public of the securities being registered:

       $290,000  (Determined on the basis of the closing price on February
                  2, 1996, of shares of the Gradison-McDonald Ohio Tax-Free Income Fund, i.e. $13.30 per share (See Note Below)


C. Amount of filing fee, computed at one twenty-ninth of one percent of the proposed maximum aggregate offering price to the public:

           $100            (See Note Below)


D.  Approximate date of proposed public offering:

      As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day.

NOTE:  Shares to be registered pursuant to Rule 24e-2.

                                         Aggregate
                                      Offering Price

Total Shares Registered:                555,084

Less Adjustment for Shares
Sold During Fiscal Year
Ended June 30, 1995:                   -533,280
                                       --------
                                         21,804 X 13.30     =     $290,000

Fee at l/2900                                                 $       100

The calculation of the maximum offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. During its fiscal year ended June 30, 1995, Registrant redeemed or repurchased 2,159,199 of beneficial interest and used 1,625,919 of those shares for a reduction pursuant to Paragraph (c) of Rule 24f-2 under the Investment Company Act of 1940. Registrant is using this post-effective amendment to register the remaining 533,280 shares redeemed or purchased during its fiscal year ended June 30, 1995. During its current fiscal year Registrant has filed no other post-effective amendments for the purpose of the reduction pursuant to paragraph
(a) of Rule 24e-2.